Debt - Cash Pooling (Details) $ in Thousands	Mar. 31, 2022 USD ($) cash_pool	Dec. 31, 2021 USD ($) cash_pool	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Number of cash pools | cash_pool		2
Bank Mendes Gans
Debt Instrument [Line Items]
Number of cash pools | cash_pool	2
JP Morgan Chase Bank
Debt Instrument [Line Items]
Number of cash pools | cash_pool	2	2
BMG QRS Cash Pool
Debt Instrument [Line Items]
Number of cash pools | cash_pool		1
BMG QRS Cash Pool | Bank Mendes Gans
Debt Instrument [Line Items]
Number of cash pools | cash_pool	1
GROSS CASH POSITION	$ 554,600	$ 552,900
OUTSTANDING DEBIT BALANCES	(553,100)	(552,100)	$ (447,400)
NET CASH POSITION	$ 1,500	$ 800	1,300
BMG QRS Cash Pool | JP Morgan Chase Bank
Debt Instrument [Line Items]
Number of cash pools | cash_pool	1	1
GROSS CASH POSITION	$ 13,600	$ 9,400
OUTSTANDING DEBIT BALANCES	(13,500)	(9,200)	0
NET CASH POSITION	$ 100	$ 200	0
BMG TRS Cash Pool
Debt Instrument [Line Items]
Number of cash pools | cash_pool		1
BMG TRS Cash Pool | Bank Mendes Gans
Debt Instrument [Line Items]
Number of cash pools | cash_pool	1
GROSS CASH POSITION	$ 552,900	$ 606,000
OUTSTANDING DEBIT BALANCES	(551,700)	(603,900)	(553,500)
NET CASH POSITION	$ 1,200	$ 2,100	2,000
BMG TRS Cash Pool | JP Morgan Chase Bank
Debt Instrument [Line Items]
Number of cash pools | cash_pool	1	1
GROSS CASH POSITION	$ 17,000	$ 12,000
OUTSTANDING DEBIT BALANCES	(16,600)	(9,900)	0
NET CASH POSITION	$ 400	$ 2,100	$ 0